Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Interest income:
Loans, including fees	$ 10,268	$ 10,347
Securities, taxable	946	967
Other interest-earning assets	106	139
Total interest income	11,320	11,453
Interest expense:
Deposits	1,912	1,952
Mortgage escrow funds	31	28
Borrowings, short term	23
Borrowings, long term	1,029	1,687
Total interest expense	2,995	3,667
Net interest income	8,325	7,786
Provision for loan losses	891	86
Net interest income after provision for loan losses	7,434	7,700
Non-interest income:
Fees and service charges	168	166
Net gain on sale of loans	183	256
Net gain on sale and call of securities	782	0
Other	26	8
Total non-interest income	1,159	430
Non-interest expenses:
Salaries and employee benefits	4,459	4,253
Net occupancy	1,238	1,191
Equipment	762	729
Professional fees	872	547
Advertising	69	90
Federal insurance premium	209	253
Directors' fees	268	218
Other insurance	87	80
Bank charges	38	60
Cost of early repayment of borrowings and brokered time deposits	614	0
Charter conversion	173	0
Other	618	578
Total non-interest expenses	9,407	7,999
Income (loss) before income tax (benefit)	(814)	131
Income tax (benefit)	(175)	(98)
Net income (loss)	$ (639)	$ 229
Net income (loss) per common share basic and diluted	$ (0.37)	$ 0.13
Weighted average number of common shares outstanding Basic and diluted	1,710,121	1,704,757